Consolidated Statements of Cash Flows (Parenthetical) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)
Federal	$ 1,831	[1]
State and local	5,726	[1]
Foreign	6,133	[1]
NEW JERSEY
State and local	1,800
INDIA
Foreign	1,700
UNITED KINGDOM
Foreign	1,100
TAIWAN
Foreign	800
ILLINOIS
State and local	$ 700

[1]
[1] Individual jurisdictions equaling 5% or more of total income taxes paid (net of refunds) for the year ended December 31, 2025 include federal at $1.8 million, New Jersey at $1.8 million, India at $1.7 million, United Kingdom at $1.1 million, Taiwan at $0.8 million, and Illinois at $0.7 million.